Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues		$ 3,050,043	$ 4,081,788	$ 2,438,991
Cost of revenues		(2,540,218)	(2,821,615)	(1,409,697)
Gross profit		726,172	1,561,381	1,263,781
Operating expenses
Selling and marketing expenses		(57,644)	(767)	(2,084)
General and administrative expenses		(2,296,037)	(669,825)	(336,626)
Total operating expenses		(2,353,681)	(670,592)	(338,710)
Operating (loss) income		(1,627,509)	890,789	925,071
Other (expenses) income, net
Other income		1,155	21,471	54
Government grants				24,486
Interest income		12,571	110	38
Interest income – related parties		12,313
Interest expense		(34,266)
Total other (expenses) income, net		(8,227)	21,581	24,578
(Loss) Income before income taxes		(1,635,736)	912,370	949,649
Benefit from (Provision for) income taxes		174,620	(128,932)	(130,225)
Net (loss) income		(1,461,116)	783,438	819,424
Other comprehensive income (loss)
Foreign currency translation adjustment		4,616	1,180	(612)
Total comprehensive (loss) income		$ (1,456,500)	$ 784,618	$ 818,812
(Loss) Earning per share – basic (in Dollars per share)		$ (0.07)	$ 0.04	$ 0.04
(Loss) Earning per share – diluted (in Dollars per share)		$ (0.07)	$ 0.04	$ 0.04
Basic weighted average shares outstanding (in Shares)	[1]	21,424,555	21,000,000	21,000,000
Diluted weighted average shares outstanding (in Shares)	[1]	21,424,555	21,000,000	21,000,000
Related Party
Revenues – related party		$ 216,347	$ 301,208	$ 234,487

[1]	Shares presented on a retrospective basis to reflect the share subdivision (see Note 1)